UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21655

A T Funds Investment Trust
555 South Flower Street, Suite 3300
Los Angeles, CA 90071
(213) 233-4545

Alexander L. Popof
555 South Flower Street, Suite 3300
Los Angeles, CA 90071
(213) 233-4545

Date of fiscal year end: March 31

Date of reporting period: July 1, 2008- June 30, 2009

Item 1. Proxy Voting Record.
Name of Fund:	A T Fund of Funds
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP	Ticker
Pursuit Capital Management Fund I LP	3/30/09	N/A	N/A
Vote	Management Recommendation	Proposal	Proposed by Issuer or Security Holder
For Option 2	N/A
Elect either Option 1 or Option 2 below:

Option 1: Remain invested in the Fund with 18-month lock-up period beginning April 1, 2009.

Option 2:  Withdraw or redeem from the Fund, and receive a portion of withdrawal or redemption amount in cash, and the remainder as an in-kind distribution.
Proposed by Issuer in response to withdrawal and redemption requests.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

A T Funds Investment Trust
By (Signature and Title)        /s/ Mark G. Torline
    Mark G. Torline,
    Chief Executive Officer

Date: 8/12/09